Partners' Equity - Additional (Details) $ / shares in Units, $ in Thousands												12 Months Ended
	Jul. 01, 2021 shares	Apr. 06, 2021 EquityInstruments shares	Sep. 25, 2020 EquityInstruments shares	Jul. 01, 2020 shares	Jun. 30, 2020 EquityInstruments shares	Apr. 03, 2020 EquityInstruments shares	Jun. 30, 2019 shares	Jun. 24, 2019 shares	Apr. 01, 2019 EquityInstruments shares	Feb. 26, 2019 USD ($)	Feb. 25, 2019 USD ($)	Dec. 31, 2021 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2020 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Feb. 05, 2020 USD ($)	Jan. 29, 2019 USD ($)	Dec. 31, 2018 shares
Equity transactions
Repurchases of units, including commissions | $												$ 18,388	$ 996	$ 22,890
RCUs
Equity transactions
Number of units vested during the period | EquityInstruments		5,984	182,850		11,776	25,551			24,925			5,984	220,177
PCUs
Equity transactions
Number of units vested during the period | EquityInstruments		2,992	182,850		9,813	21,292			24,925			2,992	213,955
GasLog Ltd.
Equity transactions
General partner interest in GasLog Partners												2.00%		2.00%
ATM Programme
Equity transactions
Size of programme | $										$ 250,000	$ 144,040
Remaining authorized amount | $												$ 116,351
Common units
Equity transactions
Number of units repurchased													191,490	1,171,572
Number of units issued in share-based payment												8,976	434,132	49,850
Number of units on elimination of IDRs and issuance of common and class B units								2,532,911						2,532,911
Number of common units in public offering or general partner units												3,195,401
Number of units outstanding												51,137,201	47,517,824	46,860,182			45,448,993
Common units | Long-Term Incentive Plan 2015
Equity transactions
Number of units issued in share-based payment		8,976	365,700		21,589	46,843			49,850
Common units | Unit repurchase programme
Equity transactions
Unit repurchase programme limit | $															$ 25,000	$ 25,000
Number of units repurchased													191,490	1,171,572
Number of units cancelled													191,490	1,171,572
Unit repurchase programme, weighted average price | $ / shares													$ 5.18	$ 19.52
Repurchases of units, including commissions | $													$ 996	$ 22,890
Common units | ATM Programme
Equity transactions
Number of common units in public offering or general partner units												3,195,401
Net proceeds from issuance of units | $												$ 9,634
Price per unit | $ / shares												$ 3.19
Common units | Conversion of B units
Equity transactions
Number of units issued upon conversion	415,000			415,000
Preference units
Equity transactions
Number of units repurchased												733,978
Number of units outstanding												13,616,022	14,350,000	14,350,000			14,350,000
Preference units | Unit repurchase programme
Equity transactions
Repurchases of units, including commissions | $												$ 18,388
Series A preference units
Equity transactions
Number of units outstanding												5,750,000	5,750,000
Series B preference units
Equity transactions
Number of units outstanding												4,135,571	4,600,000
Series B preference units | Unit repurchase programme
Equity transactions
Number of units repurchased												464,429
Number of units cancelled												464,429
Unit repurchase programme, weighted average price | $ / shares												$ 25.00
Series C preference units
Equity transactions
Number of units outstanding												3,730,451	4,000,000
Series C preference units | Unit repurchase programme
Equity transactions
Number of units repurchased												269,549
Number of units cancelled												269,549
Unit repurchase programme, weighted average price | $ / shares												$ 25.00
General partner units
Equity transactions
Number of common units in public offering or general partner units												56,158		93,804
Net proceeds from issuance of units | $														$ 1,996
Number of units outstanding												1,077,494	1,021,336	1,021,336			927,532
General partner units | ATM Programme
Equity transactions
Number of common units in public offering or general partner units												56,158
Net proceeds from issuance of units | $												$ 205
Class B units
Equity transactions
Number of units on elimination of IDRs and issuance of common and class B units							2,490,000	2,490,000						2,490,000
Number of units outstanding												1,660,000	2,075,000	2,490,000
Class B-1 units
Equity transactions
Number of units on elimination of IDRs and issuance of common and class B units								415,000
Class B-2 units
Equity transactions
Number of units on elimination of IDRs and issuance of common and class B units								415,000
Class B-3 units
Equity transactions
Number of units on elimination of IDRs and issuance of common and class B units								415,000
Class B-4 units
Equity transactions
Number of units on elimination of IDRs and issuance of common and class B units								415,000
Class B-5 units
Equity transactions
Number of units on elimination of IDRs and issuance of common and class B units								415,000
Class B-6 units
Equity transactions
Number of units on elimination of IDRs and issuance of common and class B units								415,000